Long-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of the Group's long-term borrowings
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity	Principal	Interest Rate	As of
Type	Date	Amount	Per Annum	December 31, 2020	December 31, 2021
				RMB	RMB
Bank loan	May 20, 2022	20,000	4.60%	20,000	20,000
Bank loan	May 19, 2023	20,000	4.75%	20,000	20,000
Bank loan	July 19, 2022	29,400	3.85%	15,400	26,710

Total				55,400	66,710

Less: Current portion of long-term borrowings				(1,540)	(46,710)

				53,860	20,000